Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Materials Portfolio	Apr. 29, 2024
VIP Materials Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.60%
Past 5 years	12.28%
Past 10 years	5.82%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1519
Average Annual Return:
Past 1 year	13.80%
Past 5 years	13.64%
Past 10 years	8.42%